Income Taxes - Additional Information (Detail) $ in Millions, R in Billions	12 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2024 ZAR (R)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Disclosure Of Income Taxes [line items]
Income tax expense	$ 3,152		$ 2,234	$ 1,928	[1]
Effective tax rate	31.10%	31.10%	25.20%	18.60%
Exceptional tax expenses	$ (205)
Benefit from a reorganization which resulted in the utilization of current year and carry forward interests				$ 350
South Africa Tax Matters [Member]
Disclosure Of Income Taxes [line items]
Exceptional tax expenses	$ (240)	R 4.5

[1]	As from 1 January 2023, mark-to-market gains/(losses) on derivatives related to the hedging of the share-based payment programs are reported in the exceptional net finance income/(expense). The 2022 presentation were amended to conform to the 2023 and 2024 presentation.